Provisions (Details) - Schedule of Total Expenses Recognized in the Consolidated Statements of Loss and Other Comprehensive (Loss)/Income - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Total Expenses Recognised in the Consolidated Statement of Profit or Loss [Abstract]
Current service cost			$ 49,109	$ 69,689	$ 152,091
Interest cost			7,563	5,687	4,188
Net benefit expenses recognized in general, administrative and other operating expenses	$ 20,002	$ 28,589	$ 56,672	$ 75,376	$ 156,279